Fair Value Measurement (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Begining balance	$ 0	$ 5,753,000	$ 29,903,000	$ 0	$ 0
Liabilities reclassified	0	12,776,000	693,000	18,529,000	38,724,000
Change in value of reclassified liabilities	0	1,462,000	(491,000)	1,462,000	(8,821,000)
Liabilities reclassified to equity	0	0	(30,105,000)	0
Ending balance	$ 0	$ 19,991,000	$ 0	$ 19,991,000	$ 29,903,000